Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Total Shareholder Return (Value of Initial Fixed $100 Investment)
Year	Summary Compensation Table Total for PEO 1 (Karnani)(1) ($)	Compensation Actually Paid to PEO 1 (Karnani)(2) ($)	Summary Compensation Table Total for PEO 2 (Heffernan)(2) ($)	Compensation Actually Paid to PEO 2 (Heffernan)(4) ($)	Summary Compensation Table Total for PEO 3 (Ciaffoni)(3) ($)	Compensation Actually Paid to PEO 3 (Ciaffoni)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3)($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	COLL TSR (4) ($)	Peer Group TSR (5) ($)	Net Income (millions)(6) ($)	Adjusted EBITDA (millions) (7) ($)
2025	1,715,846	7,861,691	—	—	—	—	3,131,190	4,767,188	224.98	157.71	63	460
2024	10,780,125	9,583,786	466,455	460,835	10,689,852	36,476	2,945,682	2,448,310	139.21	118.20	69	401
2023	—	—			9,142,924	15,001,055	2,566,547	3,732,025	149.56	118.87	48	367
2022	—	—			6,917,530	10,486,100	1,846,402	1,984,482	112.73	113.65	(25)	266
2021	—	—			7,314,335	5,084,054	2,179,351	462,642	90.77	126.45	72	118

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)Amounts represent the total compensation reported for Mr. Karnani (our current Chief Executive Officer), Mr. Heffernan (our former interim President and Chief Executive Officer from May 24 to November 12, 2024), and Mr. Ciaffoni (our former President and Chief Executive Officer until May 24, 2024) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
(3)Amounts represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group (i.e., excluding the appliable PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Ms. Tupper, Mr. Dieter, Mr. Dreyer, Dr. Smith, and Ms. Kuhlmann; (ii) for 2024, Ms. Tupper, Ms. Kuhlmann, Mr. Dreyer, and Dr. Smith; (iii) for 2023, Ms. Tupper, Ms. Kuhlmann, Mr. Dreyer, and Dr. Smith; (iv) for 2022, Ms. Tupper, Ms. Kuhlmann, Mr. Dreyer, Dr. Smith, and Dr. Malamut (our former Chief Medical Officer); and (iv) for 2021, Ms. Tupper, Ms. Kuhlmann, Mr. Dreyer, Dr. Malamut, Mr. Brannelly (our former Executive Vice President and Chief Financial Officer), and Dr. Fleming (our former Executive Vice President and Chief Technology Officer).

Peer Group Issuers, Footnote
(5)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 1,715,846		$ 9,142,924	$ 6,917,530	$ 7,314,335
PEO Actually Paid Compensation Amount	$ 7,861,691		15,001,055	10,486,100	5,084,054
Adjustment To PEO Compensation, Footnote	The Summary Compensation Table totals reported for each PEO and the average of the Summary Compensation Table totals reported for the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” and do not reflect the actual amount of compensation earned by the PEO and Non-PEO NEOs during the applicable year:

	2025		2024				2023		2022		2021
	PEO ($)	Average for Other NEOs ($)	Karnani ($)	Heffernan ($)	Ciaffoni ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table "Total"	1,715,846	3,131,190	10,780,125	466,455	10,689,852	2,945,682	9,142,924	2,566,547	6,917,530	1,846,402	7,314,335	2,179,351
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns (if applicable) of the Summary Compensation Table	—	(2,284,204)	(10,051,694)	(259,023)	(9,372,916)	(1,985,342)	(7,691,315)	(1,827,070)	(5,231,750)	(1,111,785)	(6,214,320)	(1,682,609)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values:
Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	2,933,825	8,855,355	220,404	—	1,603,235	9,008,809	2,126,738	7,137,019	1,220,089	4,465,202	819,304
Change as of the end of the covered fiscal year from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	5,273,482	1,028,134	—	—	—	(283,364)	3,730,190	725,566	1,856,809	243,592	(1,079,877)	(122,874)
Fair value as of the vesting date for awards that are granted and vest in the same year	—	99,254	—	—	2,583,401	—	—	—	—	51,914	—	—
Change as of the vesting date from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	872,363	87,683	—	32,999	2,147,255	168,100	810,447	140,244	(193,508)	(17,831)	598,714	139,828
Fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	(228,694)	—	—	(6,011,116)	—	—	—	—	(247,898)	—	(870,358)
Compensation Actually Paid	7,861,691	4,767,188	9,583,786	460,835	36,476	2,448,310	15,001,055	3,732,025	10,486,100	1,984,482	5,084,054	462,642

Non-PEO NEO Average Total Compensation Amount	$ 3,131,190	$ 2,945,682	2,566,547	1,846,402	2,179,351
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,767,188	2,448,310	3,732,025	1,984,482	462,642
Adjustment to Non-PEO NEO Compensation Footnote	The Summary Compensation Table totals reported for each PEO and the average of the Summary Compensation Table totals reported for the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” and do not reflect the actual amount of compensation earned by the PEO and Non-PEO NEOs during the applicable year:

	2025		2024				2023		2022		2021
	PEO ($)	Average for Other NEOs ($)	Karnani ($)	Heffernan ($)	Ciaffoni ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table "Total"	1,715,846	3,131,190	10,780,125	466,455	10,689,852	2,945,682	9,142,924	2,566,547	6,917,530	1,846,402	7,314,335	2,179,351
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns (if applicable) of the Summary Compensation Table	—	(2,284,204)	(10,051,694)	(259,023)	(9,372,916)	(1,985,342)	(7,691,315)	(1,827,070)	(5,231,750)	(1,111,785)	(6,214,320)	(1,682,609)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values:
Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	2,933,825	8,855,355	220,404	—	1,603,235	9,008,809	2,126,738	7,137,019	1,220,089	4,465,202	819,304
Change as of the end of the covered fiscal year from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	5,273,482	1,028,134	—	—	—	(283,364)	3,730,190	725,566	1,856,809	243,592	(1,079,877)	(122,874)
Fair value as of the vesting date for awards that are granted and vest in the same year	—	99,254	—	—	2,583,401	—	—	—	—	51,914	—	—
Change as of the vesting date from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	872,363	87,683	—	32,999	2,147,255	168,100	810,447	140,244	(193,508)	(17,831)	598,714	139,828
Fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	(228,694)	—	—	(6,011,116)	—	—	—	—	(247,898)	—	(870,358)
Compensation Actually Paid	7,861,691	4,767,188	9,583,786	460,835	36,476	2,448,310	15,001,055	3,732,025	10,486,100	1,984,482	5,084,054	462,642

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEO) is aligned with the Company’s cumulative TSR over the five years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is primarily related to our use of long-term equity incentives in our compensation program. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” we generally target that approximately 70% of the value of total compensation awarded to the NEOs is comprised of long-term equity incentives comprising of a mix of RSUs and PSUs.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEO) is generally not aligned with our net income over the five years presented in the table. We do not use net income as a performance measure in our overall executive compensation program because it includes several adjustments that occur in our business but that we believe do not represent ongoing operations. Instead, we use Adjusted EBITDA and Total Net Revenue, as described in the section “Executive Compensation – Compensation Discussion and Analysis,” as performance metrics in our cash incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEO) is generally aligned with the Company’s Adjusted EBITDA over the five years presented in the table. As described above, Adjusted EBITDA represents GAAP net income (loss) adjusted to exclude interest expense, interest income, the benefit from or provision for income taxes, depreciation, amortization, stock-based compensation, and other adjustments to reflect changes that occur in our business but do not represent ongoing operations. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used in our compensation program to link compensation actually paid to our NEOs, for the most recently completed fiscal year to Company performance. We utilize Adjusted EBITDA as a performance metric in our annual cash incentive compensation program.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, at the end of the five year period presented in the table the Company’s cumulative TSR exceeded the cumulative TSR of the peer group, the Nasdaq Biotechnology Index. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” we use relative TSR as compared to the S&P Pharmaceutical Select Industry Index as a performance measure in connection with the PSU component of our long-term equity incentives.

Tabular List, Table	Total net revenue; •Adjusted EBITDA; and •Relative TSR (our TSR compared to the TSR for the S&P Pharmaceutical Select Industry Index).
Total Shareholder Return Amount	$ 224.98	139.21	149.56	112.73	90.77
Peer Group Total Shareholder Return Amount	157.71	118.20	118.87	113.65	126.45
Net Income (Loss)	$ 63,000,000	$ 69,000,000	$ 48,000,000	$ (25,000,000)	$ 72,000,000
Company Selected Measure Amount	460,000,000	401,000,000	367,000,000	266,000,000	118,000,000
PEO Name	Mr. Karnani
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The measurement period is determined in accordance with the requirements of Item 402(v)(2)(iv) of Regulation S-K.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Total net revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)Adjusted EBITDA represents GAAP net income (loss) adjusted to exclude interest expense, interest income, the benefit from or provision for income taxes, depreciation, amortization, stock-based compensation, and other adjustments to reflect changes that occur in our business but do not represent ongoing operations. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR (our TSR compared to the TSR for the S&P Pharmaceutical Select Industry Index)
Karnani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,715,846	$ 10,780,125
PEO Actually Paid Compensation Amount	7,861,691	9,583,786
Heffernan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		466,455
PEO Actually Paid Compensation Amount		460,835
Ciaffoni [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		10,689,852	$ 9,142,924	$ 6,917,530	$ 7,314,335
PEO Actually Paid Compensation Amount		36,476	15,001,055	10,486,100	5,084,054
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		(7,691,315)	(5,231,750)	(6,214,320)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		9,008,809	7,137,019	4,465,202
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,273,482		3,730,190	1,856,809	(1,079,877)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	872,363		810,447	(193,508)	598,714
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Karnani [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,051,694)
PEO | Karnani [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,855,355
PEO | Karnani [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Karnani [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Karnani [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Karnani [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Heffernan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(259,023)
PEO | Heffernan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		220,404
PEO | Heffernan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Heffernan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Heffernan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		32,999
PEO | Heffernan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Ciaffoni [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,372,916)
PEO | Ciaffoni [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Ciaffoni [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Ciaffoni [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,583,401
PEO | Ciaffoni [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,147,255
PEO | Ciaffoni [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,011,116)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,284,204)	(1,985,342)	(1,827,070)	(1,111,785)	(1,682,609)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,933,825	1,603,235	2,126,738	1,220,089	819,304
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,028,134	(283,364)	725,566	243,592	(122,874)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,254	0	0	51,914	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,683	168,100	140,244	(17,831)	139,828
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (228,694)	$ 0	$ 0	$ (247,898)	$ (870,358)